Stock Options (Details Narrative) - USD ($)		3 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Nov. 11, 2019	Mar. 31, 2020	Jul. 31, 2019	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock Options available		834,062				1,150,000
Options outstanding, shares		315,938			315,938
Fair values of options	$ 70,625				$ 899,704
Per share	$ 2.80				$ 2.85
Stock based compensation expense		$ 579,288			$ 201,106
Unvested options, shares		206,615
Unvested options, amount					237,982
Intrinsic Value of stock options		$ 0			$ 698,598	$ 354,078
Stock option [Member]
Stock options issued for common stock			95,313	150,000
Options outstanding, shares		315,938			315,938
Executives [Member]
Stock options issued for common stock			25,000	25,000 [1]
Chief Excutive Officer [Member]
Stock options issued for common stock			39,375
Directors [Member]
Stock options issued for common stock			30,938
Chief Financial Officer [Member]
Stock options issued for common stock			200,000

[1]	Six Executive Officers